Principal Activities and Corporate Information	12 Months Ended
Dec. 31, 2021
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Principal Activities and Corporate Information
1.	PRINCIPAL ACTIVITIES AND CORPORATE INFORMATION

Asia Pacific Wire & Cable Corporation Limited (“APWC”), which is a subsidiary of Pacific Electric Wire & Cable Co., Ltd. (“PEWC”), a Taiwanese company, was incorporated as an exempted company in Bermuda on September 19, 1996 under the Companies Act 1981 of Bermuda (as amended) for the purpose of acting as a holding company. APWC is principally engaged in owning operating companies engaged in the power cable, telecommunication cable, enameled wire and electronic cable industry. APWC’s registered office is located at Victoria Place, 5th Floor, 31 Victoria Street, Hamilton HM 10, Bermuda. APWC’s executive business office is presently located in Taipei, Taiwan.

APWC’s operating subsidiaries (the “Operating Subsidiaries”) are engaged in the manufacturing and distribution of telecommunications, power cable and enameled wire products in Singapore, Thailand, Australia, the People’s Republic of China (“PRC”) and other markets in the Asia Pacific region. Major customers of the Operating Subsidiaries include government organizations, electric contracting firms, electrical dealers, and wire and cable factories. The Operating Subsidiaries also engage in the distribution of certain wire and cable products manufactured by PEWC and third parties. The Operating Subsidiaries also provides project engineering services in supply, delivery and installation (the “SDI”) of power cable to certain of its customers.

Since 1997, APWC has been a U.S. public company with its common shares registered with the Securities and Exchange Commission (the “SEC” or the “Commission”). On April 29, 2011, APWC’s common shares commenced trading on Nasdaq Capital Market tier. On February 15, 2013, APWC’s common shares started trading on the Nasdaq Global Market tier. On July 24, 2020, APWC transferred its listing of common shares to the Nasdaq Capital Market tier because of failing to meet the minimum Market Value of Publicly Held Shares ("MVPHS") requirement to continue listing on the Nasdaq Global Market.

PEWC is currently holding 75.5% of the equity of APWC and is APWC’s ultimate parent company

Share Capital Repurchase Program

APWC’s Board of Directors authorized a share capital repurchase program on August 28, 2012.  During 2012 and 2013, APWC repurchased 11,100 shares with total considerations of $38 until APWC suspended the share capital repurchase program as of June 30, 2013. APWC records the value of its common shares held in the treasury at cost.

On August 13, 2014, APWC announced that its Board of Directors authorized the future implementation of a share repurchase program of up to $1 million worth of its Common Shares. APWC did not announce a commencement date for that future share repurchase program, and, to date, it has not yet been implemented, and no financial liability has been recognized.

Plans for Rights Offering to Shareholders

On July 16, 2021, APWC announced that it has filed a Registration Statement on Form F-1 with Securities and Exchange Commission for a rights offering to holders of its common shares. In the rights offering, APWC will distribute at no charge to all of its shareholders, non-transferable subscription rights to purchase additional common shares of APWC. APWC expects to receive gross proceeds of approximately $8.3 million before expenses. The net proceeds of the rights offering will be used for general working capital and corporate purposes.

On December 28, 2021, APWC announced the subscription period for the rights offering is expected to commence on January 14, 2022, and to terminate on January 31, 2022.